Net Loss Per Common Share	6 Months Ended
Jun. 30, 2011
Net Loss Per Common Share [Abstract]
Net Loss Per Common Share

10.	Net Loss Per Common Share

The Company computes basic net loss per common share using the weighted-average number of shares of common stock outstanding during the period less the weighted-average number of shares of common stock subject to repurchase. The effects of including the incremental shares associated with options, warrants and unvested restricted stock are anti-dilutive, and are not included in the diluted weighted average number of shares of common stock outstanding for the six month periods ended June 30, 2011 and 2010.

The Company excluded the following securities from the calculation of diluted net loss per common share for the six months ended June 30, 2011 and 2010, as their effect would be anti-dilutive (in thousands):

	Six Months
	Ended June 30,
	2011	2010

Outstanding stock options	6,770	4,962
Unvested restricted stock	2,344	2,497
Unvested restricted stock units	412	333
Outstanding common stock warrants	3,591	7,527